Consolidated statement of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (326)	$ (159)	$ (108)
(Increase)/decrease in trade receivables	(198)	43	(115)
Increase/(decrease) in trade payables	60	(21)	84
Net change in other operating assets	(24)	127	(26)
Net payments out of provisions and other cash movements in non-current liabilities	174	(35)	117
Total	$ (314)	$ (45)	$ (48)